REINSURANCE - Ceded Reinsurance (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Estimated net fair values of ceded GMIB NLG ceded reserves to Venerable	$ 10,490	$ 14,293
Third-party reinsurance recoverables related to insurance contracts	7,131	3,255
Reinsurance assumed reserves	701	917
Reinsurance Recoverable for Ceded Group Health Reserves	14	4
Reinsurance Recoverable Amount Due to Reinsurers	282	135
Amounts due to reinsurers	282	135
Venerable Insurance and Annuity Company (A- KBRA (IFRS) rating)
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Amounts due to reinsurers	147	0
Venerable Insurance and Annuity Company (A- KBRA (IFRS) rating) | A-
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables related to insurance contracts	543	217
First Allmerica-GAF | Global Assessment Of Functioning Scale
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables related to insurance contracts	$ 4,005	$ 0